TAXES ON INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 7 - TAXES ON INCOME

A.	Deferred income taxes reflect the net tax effects of net operating loss and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows

As of September 30,
Composition of deferred tax assets:	2021
Net operating loss carry-forward	$3,880
Deferred tax liability in respect of Share Purchase Agreement (see note 1B)	(315)
Valuation allowance	(3,880)
Net deferred tax liabilities	$(315)

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of September 30,2021 and December 31, 2020.

B.	For the nine months ended September 30, 2021, the following table reconciles the statutory income tax rate to the effective income tax rate:

Nine months ended September 30,
2021
Unaudited
Tax rate	23%

Tax expense (benefit) at statutory rate	$(5,647)
Tax rate differential	(31)
Permanent differences with respect to stock-based compensation	130
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	3,815
Change in temporary differences	1,733
Income tax expense (benefit)	$-

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 22 - TAXES ON INCOME

A.	Israeli taxation:

Taxable income of the Company is subject to the Israeli corporate tax at the rate of 23%.

As of December 31, 2020, the Company has carried forward losses for Israeli income tax purposes of approximately $8 million which can be offset against future taxable income for an indefinite period of time.

The Company has final (considered final) tax assessments through the 2014 tax year.

B.	U.S. subsidiaries:

The U.S. subsidiaries are taxed under United States federal and state tax rules. Income tax is calculated based on a U.S. federal tax rate of 21%.

The U.S. subsidiaries estimated federal tax loss carryforward amounted to $822 as of December 31, 2020. Such losses are available to offset any future U.S. taxable income of the U.S. subsidiaries income for an indefinite period of time.

The U.S. subsidiaries have not received final tax assessments since incorporation.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 22 - TAXES ON INCOME

C.	Deferred income taxes reflect the net tax effects of net operating loss and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	As of December 31
Composition of deferred tax assets:	2020	2019
Net operating loss carry-forward	$2,661	$1,585
Research and development credits	104	112
Deferred revenues	177	-
Others	75	9
Net deferred tax asset before deferred tax liabilities and valuation allowance	3,017	1,706

Composition of deferred tax liabilities:
Prepaids	88	-
Depreciation costs	407	-
Net deferred tax asset before valuation allowance	2,522	1,706

Valuation allowance	(2,522)	(1,706)
Net deferred tax assets	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of December 31, 2020 and 2019.

E.	For the years ended December 31, 2020 and 2019, the following table reconciles the statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2020	2019

Tax rate	23%	23%

Tax expense (benefit) at statutory rate	$(6,572)	$(2,054)
Tax rate differential	45	-
Permanent differences with respect to stock-based compensation	594	639
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	2,738	858
Permanent differences with respect to call option to acquire potential acquiree	731	-
Permanent differences with respect to IPR&D acquired	1,925	-
Change in temporary differences	(437)	111
Others	-	2
Loss carryforwards	976	444
Income tax expense (benefit)	$-	$-

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)